Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Profit before tax	£ 813	£ 1,122
Tax calculated at the statutory rate of 25% (H123: 23.5%)	203	264
Bank surcharge on profits	23	44
Non-deductible preference dividends paid	4	5
Non-deductible UK Bank Levy	5	8
Non-deductible conduct remediation, fines and penalties	0	3
Other non-deductible costs and non-taxable income	2	3
Tax relief on dividends in respect of other equity instruments	(20)	(19)
Adjustment to prior year provisions	(4)	0
Tax on profit	£ 213	£ 308